Consolidated Balance Sheets Parentheticals (USD $)	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Accumulated amortization on deferred finance costs	$ 31,926	$ 53,884	$ 25,923
Accumulated amortization on intangible assets		$ 77,276	$ 59,276
Common stock, par value (per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized (shares)	100,000,000	100,000,000	100,000,000
Common stock, shares, issued (shares)	56,946,381	22,560,653	6,186,997
Common stock, shares outstanding (shares)	56,946,381	22,560,653	6,186,997
Series A Preferred stock, par value (per share)		$ 0.0001
Series A Preferred stock, shares authorized (shares)		10,000,000
Series A Convertible Preferred Stock [Member]
Series A Preferred stock, par value (per share)	$ 0.0001	$ 0.0001	$ 0.0001
Series A Preferred stock, shares authorized (shares)	240	240	240
Series A Preferred stock, shares issued (shares)	0	0	5
Series A Preferred stock, shares outstanding (shares)	0	0	5